Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income taxes charged to income (loss)
Note 19—Income Taxes
Income taxes charged to net income (loss) were:
Millions of Dollars
2019 2018 2017
Income Taxes
Federal
Current $ 18 4 79
Deferred (113) 545 (3,046)
Foreign
Current 2,545 3,273 1,729
Deferred (323) (166) (510)
State and local
Current 148 108 51
Deferred (8) (96) (125)
$ 2,267 3,668 (1,822)

Components of deferred tax liabilities and assets
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of
assets and liabilities for financial reporting purposes

and the amounts used for tax purposes.

Major components
of deferred tax liabilities and assets at December

31 were:
Millions of Dollars
2019 2018
Deferred Tax Liabilities
PP&E and intangibles $ 8,660 8,004
Inventory 35 60
Deferred state income tax - 61
Other 234 156
Total deferred tax liabilities 8,929 8,281
Deferred Tax Assets
Benefit plan accruals 542 641
Asset retirement obligations and accrued environmental

costs
2,339 2,891
Investments in joint ventures 1,722 104
Other financial accruals and deferrals 777 330
Loss and credit carryforwards 8,968 2,378
Other 345 398
Total deferred tax assets 14,693 6,742
Less: valuation allowance (10,214) (3,040)
Net deferred tax assets 4,479 3,702
Net deferred tax liabilities $ 4,450 4,579

Components of loss and credit carryforwards and applicable valulation allowances
At December 31, 2019, the components of our loss and

credit carryforwards before and after consideration

of
the applicable valuation allowances were:
Millions of Dollars
Net Deferred Expiration of
Gross Deferred Tax Asset After Net Deferred
Tax Asset
Valuation

Allowance
Tax Asset
U.S. foreign tax credits $ 7,696 14 2028
U.S. general business credits 250 250 2036-2038
U.S. capital loss 202 32 2024
State net operating losses and tax credits 370 50 Various
Foreign net operating losses and tax credits 450 413 Post 2025
$ 8,968 759

Reconciliation of the beginning and ending unrecognized tax benefits
The following table shows a reconciliation of the beginning

and ending unrecognized tax benefits for 2019,
2018 and 2017:
Millions of Dollars
2019 2018 2017
Balance at January 1 $ 1,081 882 381
Additions based on tax positions related to the current

year
9 268 612
Additions for tax positions of prior years 120 43 109
Reductions for tax positions of prior years (22) (73) (129)
Settlements (9) (35) (5)
Lapse of statute (2) (4) (86)
Balance at December 31 $
1,177 1,081 882

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The amounts of U.S. and foreign income (loss)

before income taxes, with a reconciliation

of tax at the federal
statutory rate with the provision for income taxes,

were:
Millions of Dollars Percent of Pre-Tax Income (Loss)
2019 2018 2017 2019 2018 2017
Income (loss) before income taxes
United States $
4,704 2,867 (5,250) 49.4
%
28.7 200.8
Foreign
4,820 7,106 2,635 50.6 71.3 (100.8)
$ 9,524 9,973 (2,615) 100.0% 100.0 100.0
Federal statutory income tax $ 2,000 2,095 (915) 21.0% 21.0 35.0
Non-U.S. effective tax rates 1,399 1,766 625 14.7 17.7 (23.9)
Tax Legislation - (10) (852) - (0.1) 32.6
Canada disposition - - (1,277) - - 48.8
U.K. disposition (732) (150) - (7.7) (1.5) -
Recovery of outside basis (77) (21) (962) (0.8) (0.2) 36.8
Adjustment to tax reserves 9 (4) 881 0.1 - (33.7)
Adjustment to valuation allowance (225) (26) - (2.4) (0.3) -
APLNG impairment - - 834 - - (31.9)
State income tax 123 135 (84) 1.3 1.4 3.2
Malaysia Deepwater Incentive (164) - - (1.7) - -
Enhanced oil recovery credit (27) (99) (68) (0.3) (1.0) 2.6
Other (39) (18) (4) (0.4) (0.2) 0.2
$ 2,267 3,668 (1,822) 23.8% 36.8 69.7